UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.		Sarah E. Cogan, Esq.
Blank Rome LLP		Simpson Thacher & Bartlett LLP
405 Lexington Ave		425 Lexington Ave
New York, NY 10174		New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 – July 31, 2009

Item 1 – Schedule of Investments.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (94.0%)
Australia (3.7%)
Aquarius Platinum, Ltd.	396,394	$1,721,610
AXA Asia Pacific Holdings, Ltd.	309,900	1,101,537
BHP Billiton, Ltd. - ADR	33,400	2,102,864
Imdex, Ltd.	2,287,760	1,291,525
		6,217,536
Brazil (7.5%)
BM&FBOVESPA SA	390,800	2,521,898
Companhia Brasileira de Meios de Pagamento*	146,800	1,401,317
Fertilizantes Fosfatados SA	150,984	1,416,170
Light SA	107,400	1,398,805
MRV Engenharia e Participacoes SA	99,200	1,688,115
PDG Realty SA Empreendimentos e Participacoes	117,200	1,664,639
Petroleo Brasileiro SA - ADR	61,300	2,528,013
		12,618,957
Canada (1.2%)
Teck Resources, Ltd.*	74,700	1,963,863

China (2.6%)
Bank of China, Ltd.	3,180,500	1,584,084
KWG Property Holding, Ltd.	525,400	400,657
Lumena Resources Corp.*	4,102,200	1,995,509
Sino-Ocean Land Holdings, Ltd.	376,529	402,276
		4,382,526
Finland (1.1%)
Nokian Renkaat Oyj.	44,900	948,416
Outotec Oyj.	37,300	884,108
		1,832,524
Germany (1.0%)
Fresenius Medical Care AG & Co.	17,700	813,593
K+S AG	14,600	816,764
		1,630,357
Hong Kong (1.8%)
C C Land Holdings, Ltd.	550,800	413,630
China Mobile, Ltd. - ADR	31,321	1,643,413
VTech Holdings, Ltd.	134,000	955,284
		3,012,327
Ireland (0.0%)
Anglo Irish Bank Corp., Ltd.*(1)	575,000	0

Israel (1.1%)
Israel Chemicals, Ltd.	163,999	1,868,068

Japan (2.1%)
Mitsubishi Corp.	174,500	3,485,390

Luxembourg (0.8%)
ArcelorMittal	36,100	1,301,044

Netherlands (1.0%)
Heineken NV	40,900	1,632,829

Norway (1.7%)
Seadrill, Ltd.	181,500	2,913,736

South Africa (0.8%)
Impala Platinum Holdings, Ltd.	54,250	1,314,234

Spain (3.0%)
Endesa SA	138,100	3,668,967
Gamesa Corp. Tecnologica SA	59,769	1,293,159
		4,962,126
Sweden (4.2%)
Atlas Copco AB	78,800	939,135
Hennes & Mauritz AB	27,400	1,628,963
JM AB*	222,000	1,861,280
Oriflame Cosmetics SA	52,200	2,589,746
		7,019,124
Switzerland (4.9%)
Alcon, Inc.	23,000	2,934,800
Nestle SA	83,200	3,424,074
Syngenta AG	8,200	1,892,219
		8,251,093
Taiwan (0.0%)(2)
Taiwan Semiconductor Manufacturing Co., Ltd.* - ADR	752	7,868

United Kingdom (2.9%)
De La Rue PLC	1	14
Man Group PLC	622,320	2,876,971
Reckitt Benckiser Group PLC	36,600	1,758,346
Standard Chartered PLC	9,500	225,503
		4,860,834
United States (52.6%)
AK Steel Holding Corp.	118,000	2,321,060
Anadarko Petroleum Corp.	18,100	872,420
AT&T, Inc.	65,100	1,707,573
Avon Products, Inc.	112,397	3,639,415
Bank of America Corp.	74,900	1,107,771
Baxter International, Inc.	29,800	1,679,826
The Buckle, Inc.	54,400	1,683,136
Cliffs Natural Resources, Inc.	61,600	1,687,224
Comcast Corp.	90,400	1,343,344
CSX Corp.	11,200	449,344
Darden Restaurants, Inc.	10,000	323,900
Deere & Co.	40,000	1,749,600
Diamond Offshore Drilling, Inc.	18,755	1,685,512
Foot Locker, Inc.	189,700	2,101,876
Goldman Sachs Group, Inc.	7,100	1,159,430
Halliburton Co.	18,700	413,083
Healthcare Services Group, Inc.	93,221	1,740,436
Hess Corp.	61,800	3,411,361
Hewlett-Packard Co.	40,500	1,753,650
Intel Corp.	129,700	2,496,725
ITC Holdings Corp.	69,500	3,315,150
The JM Smucker Co.	52,500	2,626,575
JPMorgan Chase & Co.	94,500	3,652,425
Linear Technology Corp.	74,700	2,007,189
Massey Energy Co.	71,400	1,899,240
McDonald’s Corp.	36,000	1,982,160
Meridian Bioscience, Inc.	75,000	1,651,500
Microchip Technology, Inc.	140,300	3,778,279
Microsoft Corp.	139,800	3,288,096
Molson Coors Brewing Co.	70,500	3,187,305
Monsanto Co.	36,800	3,091,200
Morgan Stanley	78,700	2,242,950
Norfolk Southern Corp.	37,500	1,621,875
Northeast Utilities	64,500	1,484,145
Nucor Corp.	35,100	1,560,897
Och-Ziff Capital Management Group LLC	172,500	1,797,450
Peabody Energy Corp.	70,000	2,317,700
QUALCOMM, Inc.	28,000	1,293,880
Regal Entertainment Group	223,500	2,780,340
Schlumberger, Ltd.	46,300	2,477,050
Snap-On, Inc.	20,600	733,978
Sonoco Products Co.	34,300	908,264
TJX Cos, Inc.	15,400	557,942
United States Steel Corp.	41,800	1,661,550

United Technologies Corp.	38,400	2,091,648
VF Corp.	14,800	957,412
		88,292,886
TOTAL COMMON STOCKS (Identified Cost $158,401,999)		157,567,322

PARTICIPATION NOTES (2.0%)
Taiwan (2.0%)
Citigroup Global Markets Holdings, Inc. - Quanta Computer, Inc.*	843,976	1,597,478
Macquarie Bank, Ltd. - Lingsen Precision*	4,650,400	1,800,170
		3,397,648
TOTAL PARTICIPATION NOTES (Identified Cost $3,332,688)		3,397,648

			Value
Description	7 Day Yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.0%)(2)
Federated Treasury Obligations Money Market Fund(3)	0.057%	69,901	69,901

TOTAL SHORT TERM INVESTMENTS (Identified Cost $69,901)			69,901

TOTAL INVESTMENTS (96.0%) (Identified Cost $161,804,588)			161,034,871

TOTAL OTHER ASSETS LESS LIABILITIES (4.0%)			6,646,883

NET ASSETS (100.0%)			$167,681,754

* Non-income producing security.

(1) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(2) Less than 0.05% of Net Assets.

(3) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Co. – Company

Corp. - Corporation

Inc. - Incorporated.

LLC – Limited Liability Corp.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a limited company.

PLC – Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Portfolio Investments.

Alpine Global Dynamic Dividend Fund

TOTAL RETURN SWAP AGREEMENTS

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Unrealized Appreciation
Goldman Sachs Swap Tranches:

Pride International	63,700	$1,536,730	USD 1M LIBOR + .40	USD 1M LIBOR	06/15/10	$60,229
Rio Tinto PLC ADR	10,800	1,597,440	USD 1M LIBOR + .40	USD 1M LIBOR	07/06/10	212,424
						$272,653

See Notes to Quarterly Schedule of Investments

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2009

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to July 26, 2006 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AGD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	15,382,843
Gross depreciation (excess of tax cost over value)	(18,608,661)
Net unrealized appreciation/(depreciation)	(3,225,818)
Cost of investments for income tax purposes	164,260,689

6.  Total Return Swap Contract:

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily based upon quotations from the market makers end the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

7. Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$157,567,322	$—	$—	$157,567,322
Participation Notes	—	3,397,648	—	3,397,648
Short Term Investments	69,901	—	—	69,901
TOTAL	$157,637,223	$3,397,648	$—	$161,034,871

Liabilities:

Other Financial Instruments at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments*	$—	$272,653	$—	$272,653
TOTAL	$—	$272,653	$—	$272,653

*Derivative instruments are total return swap contracts held at July 31, 2009.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Alpine Global Dynamic Fund:

Investments in Securities at Value	Balance as of October 31, 2008	Realized gain(loss)	Change in unrealized appreciation(depreciation)	Net purchases(sales)	Transfers in and/or out of Level 3	Balance as of July 31, 2009
Common Stocks	$—	$—	$(82,800)	$—	$82,800	$—
TOTAL	$—	$—	$(82,800)	$—	$82,800	$—

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

By:	/s/ Meimei Li
Meimei Li
Treasurer (Principal
Financial Officer)

Date:	September 29, 2009

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